Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2022
Entity File Number	000-55000
Entity Registrant Name	Earth Science Tech Inc.
Entity Central Index Key	0001538495
Entity Tax Identification Number	80-0961484
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10650 NW 29th Terrace
Entity Address, City or Town	Doral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
City Area Code	(786)
Local Phone Number	375-7281
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false